Document and Entity Information	0 Months Ended
Feb. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2014
Registrant Name	AMCAP FUND
Central Index Key	0000004405
Amendment Flag	false
Document Creation Date	Aug. 28, 2014
Document Effective Date	Aug. 29, 2014
Prospectus Date	Aug. 29, 2014
AMCAP FUND® | Class A
Risk/Return:
Trading Symbol	AMCPX
AMCAP FUND® | Class R-1
Risk/Return:
Trading Symbol	RAFAX
AMCAP FUND® | Class R-2
Risk/Return:
Trading Symbol	RAFBX
AMCAP FUND® | Class R-3
Risk/Return:
Trading Symbol	RAFCX
AMCAP FUND® | Class R-4
Risk/Return:
Trading Symbol	RAFEX
AMCAP FUND® | Class R-5
Risk/Return:
Trading Symbol	RAFFX
AMCAP FUND® | Class B
Risk/Return:
Trading Symbol	AMPBX
AMCAP FUND® | Class C
Risk/Return:
Trading Symbol	AMPCX
AMCAP FUND® | Class F-1
Risk/Return:
Trading Symbol	AMPFX
AMCAP FUND® | Class 529-A
Risk/Return:
Trading Symbol	CAFAX
AMCAP FUND® | Class 529-B
Risk/Return:
Trading Symbol	CAFBX
AMCAP FUND® | Class 529-C
Risk/Return:
Trading Symbol	CAFCX
AMCAP FUND® | Class 529-E
Risk/Return:
Trading Symbol	CAFEX
AMCAP FUND® | Class 529-F-1
Risk/Return:
Trading Symbol	CAFFX
AMCAP FUND® | Class F-2
Risk/Return:
Trading Symbol	AMCFX
AMCAP FUND® | Class R-6
Risk/Return:
Trading Symbol	RAFGX
AMCAP FUND® | Class R-2E
Risk/Return:
Trading Symbol	RAEBX